Fair Value Measurement - Reconciliation from the opening balances to the closing balances for recuring fair value measurement of the fair value hierarchy (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Short-term investment
Fair Value Assets Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at the beginning	$ 372,375,701	¥ 372,375,701
Additions			¥ 370,242,173
Changes in fair value, excluding impact of instrument-specific credit risk	1,386,293		2,133,528
Realized gain recognized in interest income | $	(686,130)
Foreign currency translation adjustment | $	(6,409,879)
Settlement of 1st tranche of ESA Agreement | $	(117,665,553)
Balance at the end	249,000,432		372,375,701
Convertible notes
Fair Value Assets Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at the beginning	354,080,264	354,080,264	318,466,215
Additions				¥ 312,092,172
Changes in fair value, excluding impact of instrument-specific credit risk	14,271,504		4,493,605	5,577,001
Changes in fair value due to instrument specific credit risk	2,607,294		1,520,393	548,029
Foreign currency translation adjustment	(4,697,452)		29,600,051	249,013
Balance at the end	366,261,610		354,080,264	¥ 318,466,215
Warrant liabilities
Fair Value Assets Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at the beginning	19,083,004	19,083,004
Additions			65,418,439
Changes in fair value, excluding impact of instrument-specific credit risk	58,183,824		(45,903,468)
Foreign currency translation adjustment	(166,354)		(431,967)
Balance at the end	77,100,474		19,083,004
ESA derivative liabilities
Fair Value Assets Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at the beginning	269,251,436	269,251,436
Additions			88,172,680
Changes in fair value, excluding impact of instrument-specific credit risk	(32,522,679)		186,598,308
Foreign currency translation adjustment	(4,633,745)		(5,519,552)
Settlement of 1st tranche of ESA Agreement | $	(80,917,612)
Balance at the end	151,177,400		269,251,436
Liability-settled share-based payment to non-employee
Fair Value Assets Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at the beginning	4,039,468	4,039,468
Additions			11,519,334
Changes in fair value, excluding impact of instrument-specific credit risk	1,924,076		(7,390,032)
Foreign currency translation adjustment	(53,882)		(89,834)
Balance at the end	$ 5,909,662		¥ 4,039,468
Deferred contingent consideration
Fair Value Assets Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Additions		65,968,319
Balance at the end		¥ 65,968,319